Schedule of Indemnity Liability (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Receivables [Abstract]
Beginning balance	$ 288,505
Charge-offs
Recoveries
Provision	88,500	377,005
Ending balance	$ 377,005	$ 377,005